SHARE BASED PAYMENTS - Directors and Prescribed Officers (Details) - Sibanye 2017 and 2013 Share Plans [Member]	12 Months Ended
Dec. 31, 2019 ZAR (R) R / shares
Neal Froneman
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	7,765,494
Number of instruments, granted	3,302,443
Number of instruments, exercised	552,074
Average price of instruments exercised | R / shares	R 22.40
Share proceeds from instruments	R 12,368,821
Number of instruments, forfeited	868,300
Number of other equity instruments outstanding in share-based payment arrangement at end of period	9,647,563
Charl Keyter
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	3,891,588
Number of instruments, granted	1,460,066
Number of instruments, exercised	267,654
Average price of instruments exercised | R / shares	R 22.51
Share proceeds from instruments	R 6,026,128
Number of instruments, forfeited	394,554
Number of other equity instruments outstanding in share-based payment arrangement at end of period	4,689,446
Chris Bateman
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	2,377,917
Number of instruments, granted	1,831,070
Number of instruments, exercised	232,973
Average price of instruments exercised | R / shares	R 24.32
Share proceeds from instruments	R 5,666,514
Number of other equity instruments outstanding in share-based payment arrangement at end of period	3,976,014
Shadwick Bessit [Member]
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	1,713,797
Number of instruments, granted	613,949
Number of instruments, exercised	160,409
Average price of instruments exercised | R / shares	R 21.74
Share proceeds from instruments	R 3,487,293
Number of instruments, forfeited	238,480
Number of other equity instruments outstanding in share-based payment arrangement at end of period	1,928,857
Hartley Dikgale
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	1,734,599
Number of instruments, granted	735,088
Number of instruments, exercised	130,027
Average price of instruments exercised | R / shares	R 22.52
Share proceeds from instruments	R 2,927,623
Number of instruments, forfeited	183,696
Number of other equity instruments outstanding in share-based payment arrangement at end of period	2,155,964
Dawie Mostert
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	2,039,260
Number of instruments, granted	810,486
Number of instruments, exercised	150,643
Average price of instruments exercised | R / shares	R 22.40
Share proceeds from instruments	R 3,373,689
Number of instruments, forfeited	236,555
Number of other equity instruments outstanding in share-based payment arrangement at end of period	2,462,548
Themba Nkosi
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	1,605,157
Number of instruments, granted	749,968
Number of instruments, exercised	115,670
Average price of instruments exercised | R / shares	R 24.02
Share proceeds from instruments	R 2,778,700
Number of instruments, forfeited	76,259
Number of other equity instruments outstanding in share-based payment arrangement at end of period	2,163,196
Wayne Robinson
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	2,082,811
Number of instruments, granted	898,669
Number of instruments, exercised	146,629
Average price of instruments exercised | R / shares	R 22.44
Share proceeds from instruments	R 3,290,222
Number of instruments, forfeited	254,904
Number of other equity instruments outstanding in share-based payment arrangement at end of period	2,579,947
Richard Stewart
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	2,428,496
Number of instruments, granted	940,812
Number of instruments, exercised	162,656
Average price of instruments exercised | R / shares	R 22.81
Share proceeds from instruments	R 3,709,672
Number of instruments, forfeited	249,433
Number of other equity instruments outstanding in share-based payment arrangement at end of period	2,957,219
Robert Van Niekerk
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	3,121,139
Number of instruments, granted	1,308,919
Number of instruments, exercised	231,063
Average price of instruments exercised | R / shares	R 22.42
Share proceeds from instruments	R 5,179,367
Number of instruments, forfeited	274,278
Number of other equity instruments outstanding in share-based payment arrangement at end of period	3,924,717